Nature of Operations and Summary of Significant Accounting Policies (Revenue by Revenue Source) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 74,989	$ 66,001	$ 55,519
Google
Revenue from External Customer [Line Items]
Advertising revenues	67,390	59,624	51,072
Other revenues	7,151	6,050	4,435
Revenues	74,541	65,674	55,507
Google | Google websites
Revenue from External Customer [Line Items]
Advertising revenues	52,357	45,085	37,422
Google | Google Network Members' websites
Revenue from External Customer [Line Items]
Advertising revenues	15,033	14,539	13,650
Other Bets
Revenue from External Customer [Line Items]
Revenues	$ 448	$ 327	$ 12